Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits [Abstract]
Time deposits with balances exceeded FDIC insurance limit of $250,000	$ 94.9	$ 69.1
Brokered deposits	40.1	20.2
Average compensating balances	$ 0.5	$ 1.9